John Hancock Funds II

Supplement dated June 26, 2014 to the current Class NAV prospectus

Small Company Value Fund (the fund)

Effective June 30, 2014, Preston G. Athey no longer serves as the portfolio manager of the fund. Accordingly, all references to Mr. Athey as the portfolio manager of the fund are removed from the prospectus.

Also effective June 30, 2014, J. David Wagner, CFA, has replaced Mr. Athey as the fund’s portfolio manager and is primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following is added to the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Subadvisor	Portfolio Manager

T. Rowe Price Associates, Inc.	J. David Wagner, CFA
Vice President
Managed the fund since 2014

The following information is added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the prospectus under the heading “T. Rowe Price Associates, Inc. ("T. Rowe Price").” Mr. Wagner is now listed as Portfolio Manager of the fund.

Fund	Portfolio Manager

Small Company Value Fund	J. David Wagner, CFA

•	J. David Wagner, CFA. Vice President, joined T. Rowe Price in 2000.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated June 26, 2014 to the current Class 1 prospectus

Small Company Value Fund (the fund)

Effective June 30, 2014, Preston G. Athey no longer serves as the portfolio manager of the fund. Accordingly, all references to Mr. Athey as the portfolio manager of the fund are removed from the prospectus.

Also effective June 30, 2014, J. David Wagner, CFA, has replaced Mr. Athey as the fund’s portfolio manager and is primarily responsible for the day-to-day management of the fund’s portfolio. Accordingly, the following is added to the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Subadvisor	Portfolio Manager

T. Rowe Price Associates, Inc.	J. David Wagner, CFA
Vice President
Managed the fund since 2014

The following information is added to the portfolio manager information in the “Subadvisory arrangements and management biographies” section of the prospectus under the heading “T. Rowe Price Associates, Inc. ("T. Rowe Price").” Mr. Wagner is now listed as Portfolio Manager of the fund.

Fund	Portfolio Manager

Small Company Value Fund	J. David Wagner, CFA

•	J. David Wagner, CFA. Vice President, joined T. Rowe Price in 2000.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated June 26, 2014 to the current Statement of Additional Information (the “SAI”)

Small Company Value Fund (the fund)

Effective June 30, 2014, Preston G. Athey no longer serves as the portfolio manager of the fund. Accordingly, all references to Mr. Athey as the portfolio manager of the fund are removed from the SAI. Also effective June 30, 2014, J. David Wagner, CFA, has replaced Mr. Athey as the fund’s portfolio manager.

The following is added to the portfolio manager information presented in Appendix B to the SAI relating to T. Rowe Price Associates, Inc. regarding the portfolio manager of the fund.

As of May 31, 2014, Mr. Wagner managed no other registered investment companies, other pooled investment vehicles, or other accounts for T. Rowe Price. In addition, as of May 31, 2014, Mr. Wagner did not own any shares of the fund.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.